Shareholders' Equity (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total share-based compensation expense	$ 4,298	$ 3,964	$ 3,560
Cost of revenues [Member]
Total share-based compensation expense	495	482	587
Research and development, net [Member]
Total share-based compensation expense	701	828	405
Sales and marketing [Member]
Total share-based compensation expense	1,355	1,416	1,355
General and administrative [Member]
Total share-based compensation expense	$ 1,747	$ 1,238	$ 1,213